UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22927
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Agriculture Commodity Strategy No K-1 ETF
PDBA | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Agriculture Commodity Strategy No K-1 ETF	$45	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, agricultural commodities performed positively, led by gains in coffee and cattle, but offset by losses in sugar and grains. Coffee prices gained on persistent adverse weather driving supply concerns, while the opposite took place for sugar. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 8.07%. During the same time period, the DBIQ Diversified Agriculture Index Excess Return returned 4.32%.
What contributed to performance?
Positions |  Coffee contracts, followed by live cattle and feeder cattle contracts, respectively.
What detracted from performance?
Positions |  Sugar contracts, followed by corn and wheat contracts, respectively.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (8/24/22)
Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return	8.07%	11.45%
MSCI ACWI Index (Net)	22.64%	17.39%
Bloomberg Global Aggregate Index	5.69%	3.09%
DBIQ Diversified Agriculture Index Excess Return	4.32%	7.03%
DBIQ Diversified Agriculture Index Total Return	8.85%	12.23%
S&P GSCI Agriculture Index - TR	0.00%	-4.31%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$63,161,529
Total number of portfolio holdings	13
Total advisory fees paid	$273,657
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by agriculture commodity*
(% of net assets)
Coffee	17.6%
Live Cattle	15.4%
Soybeans	12.0%
Cocoa	10.8%
Corn	10.6%
Sugar	8.4%
Lean Hogs	7.6%
Feeder Cattle	5.5%
KC Wheat	5.0%
Wheat	4.9%
Cotton	2.2%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Diversified Agriculture Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDBA-AR
Invesco Agriculture Commodity Strategy No K-1 ETF

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF

EVMT | The Nasdaq Stock Market LLC

ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$47	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, electric vehicle metals performed positively. Gains were led by cobalt, with prices soaring after the Democratic Republic of Congo (DRC) temporarily banned exports, but were partially offset by losses in nickel and lithium. Aluminum and copper also gained on a tighter supply outlook and tariff fears. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 15.82%. During the same time period, the S&P GSCI Electric Vehicle Metals Excess Return Index returned 11.64%.
What contributed to performance?
Positions |  Cobalt contracts, followed by copper and aluminum contracts, respectively.
What detracted from performance?
Positions |  Nickel contracts, followed by lithium contracts.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (4/27/22)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return	15.82%	-11.97%
MSCI ACWI Index (Net)	22.64%	14.94%
Bloomberg Global Aggregate Index	5.69%	1.40%
S&P GSCI Electric Vehicle Metals Excess Return Index	11.64%	-16.57%
S&P GSCI Electric Vehicle Metals Total Return Index	16.50%	-12.74%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,862,186
Total number of portfolio holdings	10
Total advisory fees paid	$32,066
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by base metal*
(% of net assets)
Nickel	26.6%
Aluminum	24.8%
Copper	24.2%
Cobalt	15.4%
Iron Ore	5.7%
Lithium	3.3%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EVMT-AR
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
PDBC | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, commodities performed positively, led by strong gains in metals but offset by losses in agricultural commodities and crude oil. Precious metals, mainly gold, were supported by strong central bank and ETP investment demand amid heightened geopolitical and economic uncertainty. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.14%. During the same time period, the DBIQ Optimum Yield Diversified Commodity Index Excess Return returned 4.03%.
What contributed to performance?
Commodity Sector |  Precious metals was the strongest contributing sector, with both gold and silver gaining.
What detracted from performance?
Commodity Sector |  Agriculture was the top detracting sector, led lower by sugar, wheat, and corn.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return	5.14%	14.36%	5.25%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	4.03%	12.44%	4.25%
DBIQ Optimum Yield Diversified Commodity Index Total Return	8.55%	16.06%	6.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$4,506,579,082
Total number of portfolio holdings	24
Total advisory fees paid	$19,559,592
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by sector*
(% of net assets)
Energy	54.6%
Agriculture	18.6%
Precious Metals	13.7%
Base Metals	13.1%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDBC-AR
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2025.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 113,055	$ 110,850
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 36,180	$ 36,180
All Other Fees	$ 0	$ 0
Total Fees	$ 149,235	$ 147,030

(1)

Tax Fees for the fiscal years ended 2025 and 2024 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for FiscalYear Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for FiscalYear Ended 2024 ThatWere Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees (1)	$ 1,161,000	$ 1,134,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,161,000	$ 1,134,000

(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,737,000 for the fiscal year ended October 31, 2025 and $6,466,000 for the fiscal year ended October 31, 2024 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $7,934,180 for the fiscal year ended October 31, 2025 and $7,636,180 for the fiscal year ended October 31, 2024.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2025. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
October 31, 2025
PDBA	Invesco Agriculture Commodity Strategy No K-1 ETF
EVMT	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
PDBC	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
October 31, 2025
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-93.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.03%(b)(c)	50,128,433	$50,128,433
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 4.29%(b)(c)	8,814,530	8,814,530
TOTAL INVESTMENTS IN SECURITIES-93.32% (Cost $58,942,963)		58,942,963
OTHER ASSETS LESS LIABILITIES-6.68%		4,218,566
NET ASSETS-100.00%		$63,161,529

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$35,572,228	$97,603,702	$(83,047,497)	$-	$-	$50,128,433	$2,205,097
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	2,687,787	47,500,768	(50,188,555)	-	-	-	249,480
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	18,591,704	(9,777,174)	-	-	8,814,530	77,003
Total	$38,260,015	$163,696,174	$(143,013,226)	$-	$-	$58,942,963	$2,531,580

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	21	January-2026	$3,484,950	$(261,419)	$(261,419)
Cocoa	111	December-2025	6,827,610	(1,797,681)	(1,797,681)
Coffee ’C’	75	December-2025	11,026,406	1,912,837	1,912,837
Corn	296	September-2026	6,700,700	157,634	157,634
Cotton No. 2	43	December-2025	1,409,110	(41,829)	(41,829)
KC Wheat	112	July-2026	3,129,000	(223,097)	(223,097)
Lean Hogs	148	December-2025	4,811,480	(409,956)	(409,956)
Live Cattle	106	December-2025	9,738,220	(255,353)	(255,353)
Soybean	137	November-2026	7,576,100	259,944	259,944
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)—(continued)
October 31, 2025
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Sugar No. 11	339	July-2026	$5,307,926	$(898,410)	$(898,410)
Wheat	110	July-2026	3,119,875	(178,314)	(178,314)
Total Futures Contracts				$(1,735,644)	$(1,735,644)

(a)	Futures contracts collateralized by $3,832,789 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
October 31, 2025
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-91.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.03%(b)(c)	6,074,508	$6,074,508
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 4.29%(b)(c)	1,101,584	1,101,584
TOTAL INVESTMENTS IN SECURITIES-91.27% (Cost $7,176,092)		7,176,092
OTHER ASSETS LESS LIABILITIES-8.73%		686,094
NET ASSETS-100.00%		$7,862,186

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$6,000,420	$22,246,602	$(22,172,514)	$-	$-	$6,074,508	$232,129
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	151,958	24,396,638	(24,548,596)	-	-	-	29,569
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	2,238,591	(1,137,007)	-	-	1,101,584	8,917
Total	$6,152,378	$48,881,831	$(47,858,117)	$-	$-	$7,176,092	$270,615

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	22	December-2025	$1,212,541	$412,351	$412,351
Lithium Hydroxide Fastmarkets	8	January-2026	82,960	960	960
Lithium Hydroxide Fastmarkets	8	February-2026	83,600	1,600	1,600
Lithium Hydroxide Fastmarkets	8	March-2026	84,160	2,160	2,160
LME Copper	7	December-2025	1,906,016	207,729	207,729
LME Nickel	23	December-2025	2,087,755	(10,235)	(10,235)
LME Primary Aluminum	27	December-2025	1,945,485	180,411	180,411
SGX Iron Ore 62%	42	December-2025	445,788	18,018	18,018
Total Futures Contracts				$812,994	$812,994

(a)	Futures contracts collateralized by $284,175 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
October 31, 2025
Consolidated Schedule of Investments(a)

	Shares	Value
Money Market Funds-94.31%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.03%(b)(c)	3,725,801,711	$3,725,801,711
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 4.29%(b)(c)	524,348,883	524,348,883
TOTAL INVESTMENTS IN SECURITIES-94.31% (Cost $4,250,150,594)		4,250,150,594
OTHER ASSETS LESS LIABILITIES-5.69%		256,428,488
NET ASSETS-100.00%		$4,506,579,082

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$1,703,494,867	$3,851,255,766	$(1,828,948,922)	$-	$-	$3,725,801,711	$139,574,879
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	228,937,928	3,109,697,812	(3,338,635,740)	-	-	-	21,682,389
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	1,149,611,779	(625,262,896)	-	-	524,348,883	5,838,900
Total	$1,932,432,795	$8,110,565,357	$(5,792,847,558)	$-	$-	$4,250,150,594	$167,096,168

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,570	February-2026	$164,994,000	$(856,210)	$(856,210)
Corn	3,092	September-2026	69,995,150	2,219,552	2,219,552
Gasoline RBOB	2,211	January-2026	172,834,754	4,210,462	4,210,462
Gold	390	February-2026	157,150,500	898,159	898,159
LME Copper	243	April-2026	66,088,649	5,170,117	5,170,117
LME Primary Aluminum	872	March-2026	63,017,696	5,567,533	5,567,533
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
October 31, 2025
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
LME Zinc	792	March-2026	$60,340,302	$3,678,350	$3,678,350
Natural Gas	2,883	May-2026	106,325,040	(1,331,135)	(1,331,135)
NY Harbor ULSD	1,973	May-2026	184,915,479	5,294,837	5,294,837
Silver	164	March-2026	39,976,640	203,498	203,498
Soybean	1,442	November-2026	79,742,600	2,701,488	2,701,488
Sugar No. 11	3,549	July-2026	55,568,822	(10,701,018)	(10,701,018)
Wheat	2,319	July-2026	65,772,637	(3,741,647)	(3,741,647)
WTI Crude Oil	2,595	January-2026	157,257,000	(755,858)	(755,858)
Total Futures Contracts				$12,558,128	$12,558,128

(a)	Futures contracts collateralized by $98,235,768 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive(b)	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	November-2025	$300,000,000	$—	$6,147,179	$6,147,179
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	November-2025	400,000,000	—	8,132,694	8,132,694
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	November-2025	500,000,000	—	10,247,599	10,247,599
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	November-2025	400,000,000	—	8,134,864	8,134,864
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	November-2025	400,000,000	—	8,131,521	8,131,521
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	November-2025	400,000,000	—	8,189,808	8,189,808
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	November-2025	200,000,000	—	4,067,393	4,067,393
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	November-2025	400,000,000	—	8,135,005	8,135,005
Total - Total Return Swap Agreements							$—	$61,186,063	$61,186,063

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $60,970,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
October 31, 2025
Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	Heating Oil	13.06%
	RBOB Gasoline	11.92
	Brent Crude Oil	11.61
	WTI Crude Oil	11.18
	Gold	10.97
	Natural Gas	7.16
	Soybean	5.38
	Corn	4.76
	Copper	4.47
	Wheat	4.43
	Aluminium	4.34
	Zinc	4.09
	Sugar	3.76
	Silver	2.87
	Total	100.00%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	12.97%
	RBOB Gasoline	11.77
	Brent Crude Oil	11.47
	WTI Crude Oil	11.02
	Gold	10.96
	Natural Gas	7.30
	Soybean	5.47
	Corn	4.82
	Copper	4.55
	Wheat	4.50
	Aluminium	4.37
	Zinc	4.16
	Sugar	3.83
	Silver	2.81
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
October 31, 2025
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Heating Oil	13.08%
	RBOB Gasoline	11.92
	Brent Crude Oil	11.60
	WTI Crude Oil	11.18
	Gold	10.96
	Natural Gas	7.16
	Soybean	5.38
	Corn	4.76
	Copper	4.47
	Wheat	4.43
	Aluminium	4.34
	Zinc	4.09
	Sugar	3.76
	Silver	2.87
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Heating Oil	12.97%
	Refined Gas Blend	11.77
	Brent Crude Oil	11.47
	WTI Crude Oil	11.01
	Gold	10.96
	Natural Gas	7.30
	Soybean	5.47
	Corn	4.82
	Copper	4.55
	Wheat	4.50
	Aluminium	4.38
	Zinc	4.16
	Sugar	3.83
	Silver	2.81
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
October 31, 2025
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	12.97%
	RBOB Gasoline	11.78
	Brent Crude Oil	11.46
	WTI Crude Oil	11.02
	Gold	10.96
	Natural Gas	7.30
	Soybean	5.45
	Corn	4.83
	Copper	4.55
	Wheat	4.50
	Aluminium	4.38
	Zinc	4.16
	Sugar	3.83
	Silver	2.81
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	13.07%
	RBOB Gasoline	11.92
	Brent Crude Oil	11.61
	WTI Crude Oil	11.18
	Gold	10.96
	Natural Gas	7.16
	Soybean	5.38
	Corn	4.76
	Copper	4.47
	Wheat	4.43
	Aluminium	4.34
	Zinc	4.09
	Sugar	3.76
	Silver	2.87
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
October 31, 2025
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	NY Harbor	12.97%
	RBOB Gasoline	11.78
	Brent Crude Oil	11.46
	WTI Crude Oil	11.02
	Gold	10.96
	Natural Gas	7.30
	Soybean	5.45
	Corn	4.83
	Copper	4.55
	Wheat	4.50
	Aluminium	4.38
	Zinc	4.16
	Sugar	3.83
	Silver	2.81
	Total	100.00%
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	12.97%
	RBOB Gasoline	11.77
	Brent Crude Oil	11.47
	WTI Crude Oil	11.01
	Gold	10.95
	Natural Gas	7.30
	Soybean	5.47
	Corn	4.83
	Copper	4.55
	Wheat	4.50
	Aluminium	4.38
	Zinc	4.16
	Sugar	3.83
	Silver	2.81
	Total	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Assets and Liabilities
October 31, 2025
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Assets:
Affiliated investments in securities, at value	$58,942,963	$7,176,092	$4,250,150,594
Other investments:
Unrealized appreciation on LME futures contracts	-	377,905	14,416,000
Unrealized appreciation on swap agreements — OTC	-	-	61,186,063
Deposits with brokers:
Cash collateral-futures contracts	3,832,789	284,175	98,235,768
Cash collateral-OTC derivatives	-	-	60,970,000
Receivable for:
Dividends	230,409	24,172	14,557,241
Variation margin on futures contracts	181,339	2,632	4,737,797
LME futures contracts	-	-	1,880,558
Fund shares sold	-	-	2,041,618
Expenses absorbed	-	1,034	626,129
Total assets	63,187,500	7,866,010	4,508,801,768
Liabilities:
Accrued unitary management fees	25,971	3,824	2,222,686
Total liabilities	25,971	3,824	2,222,686
Net Assets	$63,161,529	$7,862,186	$4,506,579,082
Net assets consist of:
Shares of beneficial interest	$61,417,319	$6,601,479	$4,340,196,128
Distributable earnings	1,744,210	1,260,707	166,382,954
Net Assets	$63,161,529	$7,862,186	$4,506,579,082
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,001	450,001	331,104,000
Net asset value	$35.09	$17.47	$13.61
Market price	$35.08	$17.49	$13.61
Affiliated investments in securities, at cost	$58,942,963	$7,176,092	$4,250,150,594
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Operations
For the year ended October 31, 2025
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
Investment income:
Unaffiliated interest income	$178,774	$42,040	$21,011,913
Affiliated dividend income	2,531,580	270,615	167,096,168
Total investment income	2,710,354	312,655	188,108,081
Expenses:
Unitary management fees	378,227	43,162	26,396,599
Less: Waivers	(104,570)	(11,096)	(6,837,007)
Net expenses	273,657	32,066	19,559,592
Net investment income	2,436,697	280,589	168,548,489
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,368	8,834	73,902
Futures contracts	1,399,155	38,926	(66,383,724)
Swap agreements	-	-	(69,527,050)
Net realized gain (loss)	1,400,523	47,760	(135,836,872)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,042)	(1,666)	(1,594,795)
Futures contracts	(2,515,488)	719,880	34,278,534
Swap agreements	-	-	112,286,643
Change in net unrealized appreciation (depreciation)	(2,518,530)	718,214	144,970,382
Net realized and unrealized gain (loss)	(1,118,007)	765,974	9,133,510
Net increase in net assets resulting from operations	$1,318,690	$1,046,563	$177,681,999
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Statements of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)		Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)		Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income	$2,436,697	$1,404,208	$280,589	$409,585	$168,548,489	$221,342,923
Net realized gain (loss)	1,400,523	3,009,179	47,760	(2,027,999)	(135,836,872)	(432,037,052)
Change in net unrealized appreciation (depreciation)	(2,518,530)	588,341	718,214	533,417	144,970,382	(43,014,111)
Net increase (decrease) in net assets resulting from operations	1,318,690	5,001,728	1,046,563	(1,084,997)	177,681,999	(253,708,240)
Distributions to Shareholders from:
Distributable earnings	(5,068,937)	(1,730,713)	(264,280)	(510,439)	(180,691,123)	(196,996,445)
Shareholder Transactions:
Proceeds from shares sold	95,424,690	40,920,586	-	829,956	1,365,524,735	889,995,779
Value of shares repurchased	(68,901,067)	(18,382,887)	(734,570)	(3,431,407)	(1,379,783,030)	(1,816,817,457)
Net increase (decrease) in net assets resulting from share transactions	26,523,623	22,537,699	(734,570)	(2,601,451)	(14,258,295)	(926,821,678)
Net increase (decrease) in net assets	22,773,376	25,808,714	47,713	(4,196,887)	(17,267,419)	(1,377,526,363)
Net assets:
Beginning of year	40,388,153	14,579,439	7,814,473	12,011,360	4,523,846,501	5,901,372,864
End of year	$63,161,529	$40,388,153	$7,862,186	$7,814,473	$4,506,579,082	$4,523,846,501
Changes in Shares Outstanding:
Shares sold	2,650,000	1,200,000	-	50,000	102,150,000	64,000,000
Shares repurchased	(1,950,000)	(550,000)	(50,000)	(200,000)	(105,300,000)	(131,950,000)
Shares outstanding, beginning of year	1,100,001	450,001	500,001	650,001	334,254,000	402,204,000
Shares outstanding, end of year	1,800,001	1,100,001	450,001	500,001	331,104,000	334,254,000
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
	Years Ended October 31,			For the Period August 22, 2022(a) Through October 31, 2022
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$36.72	$32.40	$29.19	$30.00
Net investment income(b)	1.36	1.62	1.29	0.13
Net realized and unrealized gain (loss) on investments	1.62 (c)	4.74	2.14	(0.94)
Total from investment operations	2.98	6.36	3.43	(0.81)
Distributions to shareholders from:
Net investment income	(4.61)	(2.04)	(0.22)	-
Net asset value at end of period	$35.09	$36.72	$32.40	$29.19
Market price at end of period(d)	$35.08	$36.77	$32.40	$29.18
Net Asset Value Total Return(e)	8.07%	20.98%	11.84%	(2.70)%(f)
Market Price Total Return(e)	7.92%	21.13%	11.88%	(2.73)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,162	$40,388	$14,579	$14,594
Ratio to average net assets of:
Expenses, after Waivers(g)	0.43%	0.43%	0.44%	0.43%(h)
Expenses, prior to Waivers(g)	0.59%	0.59%	0.59%	0.59%(h)
Net investment income	3.80%	4.75%	4.24%	2.31%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (August 24, 2022, the first day of trading on the exchange) to October 31, 2022 was (3.41)%. The market price total return from Fund Inception to October 31, 2022 was (3.57)%.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights—(continued)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
	Years Ended October 31,			For the Period April 25, 2022(a) Through October 31, 2022
	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$15.63	$18.48	$20.66	$30.00
Net investment income(b)	0.59	0.78	0.92	0.15
Net realized and unrealized gain (loss) on investments	1.78	(2.70)	(2.89)	(9.49)
Total from investment operations	2.37	(1.92)	(1.97)	(9.34)
Distributions to shareholders from:
Net investment income	(0.53)	(0.93)	(0.21)	-
Net asset value at end of period	$17.47	$15.63	$18.48	$20.66
Market price at end of period(c)	$17.49	$15.65	$18.52	$20.70
Net Asset Value Total Return(d)	15.82%	(10.70)%	(9.74)%	(31.13)%(e)
Market Price Total Return(d)	15.79%	(10.77)%	(9.72)%	(31.00)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,862	$7,814	$12,011	$18,590
Ratio to average net assets of:
Expenses, after Waivers(f)	0.44%	0.45%	0.45%	0.45%(g)
Expenses, prior to Waivers(f)	0.59%	0.59%	0.59%	0.59%(g)
Net investment income	3.84%	4.65%	4.15%	1.21%(g)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (April 27, 2022, the first day of trading on the exchange) to October 31, 2022 was (31.50)%. The market price total return from Fund Inception to October 31, 2022 was (32.09)%.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights—(continued)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$13.53	$14.67	$17.03	$22.11	$13.24
Net investment income (loss)(a)	0.50	0.63	0.58	0.06	(0.10)
Net realized and unrealized gain (loss) on investments	0.16	(1.21)	(1.01)	2.01	8.97
Total from investment operations	0.66	(0.58)	(0.43)	2.07	8.87
Distributions to shareholders from:
Net investment income	(0.58)	(0.56)	(1.93)	(7.15)	(0.00)(b)
Net asset value at end of year	$13.61	$13.53	$14.67	$17.03	$22.11
Market price at end of year(c)	$13.61	$13.65	$14.69	$17.01	$22.12
Net Asset Value Total Return(d)	5.14%	(3.93)%	(2.26)%	18.62%	67.01%
Market Price Total Return(d)	4.21%	(3.21)%	(2.04)%	18.40%	67.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,506,579	$4,523,847	$5,901,373	$7,357,419	$6,885,738
Ratio to average net assets of:
Expenses, after Waivers(e)	0.44%	0.51%	0.51%	0.55%	0.57%
Expenses, prior to Waivers(e)	0.59%	0.59%	0.59%(f)	0.59%	0.59%
Net investment income (loss)	3.77%	4.58%	3.96%	0.36%	(0.53)%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	The ratio has been revised to correct for misstatement in the previously issued October 31, 2023 financial statements. The ratio was previously reported as 0.71%.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
October 31, 2025
NOTE 1—Organization
Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a "Subsidiary") organized under the laws of the Cayman Islands:
Full Name	Short Name	Subsidiary
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)	"Agriculture Commodity Strategy No K-1 ETF"	Invesco PDBA Cayman Ltd.
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)	"Electric Vehicle Metals Commodity Strategy No K-1 ETF"	Invesco Electric Vehicle Metals Commodity Strategy No K-1 Cayman Ltd.
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)	"Optimum Yield Diversified Commodity Strategy No K-1 ETF"	Invesco Optimum Yield Diversified Commodity Strategy No K-1 Cayman Ltd.
The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
Each Fund’s investment objective is to seek long-term capital appreciation. Agriculture Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the agriculture markets through investment in its Subsidiary. Electric Vehicle Metals Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the metals markets through investment in its Subsidiary. Optimum Yield Diversified Commodity Strategy No K-1 ETF seeks to achieve its investment objective by investing in financial instruments that provide economic exposure to the commodities markets through investment in its Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ consolidated financial statements. Adoption of the new standard impacted the Funds’ consolidated financial statement notes disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Futures Contracts - The Subsidiaries invest in commodity-linked futures contracts that generally are representative of the components of each Fund’s respective benchmark index. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying commodity or financial instrument for a specified price at a future date. The Subsidiaries will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made on commodity futures contracts that do not trade on the London Metals Exchange (the “LME”), depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Consolidated Statements of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statements of Operations.
For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling”. If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, each Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract (chosen from a list of tradable futures with expirations beyond those contained in the Fund’s benchmark index) in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities.
K.
Swap Agreements - The Funds may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes (e.g., to gain exposure to commodities or commodity-related futures) or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain, among other conditions, events of default and termination events, and various covenants and representations such as provisions that require each Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of each Fund’s NAV over specific periods of time. If each Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds accrue for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statements of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statements of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statements of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in a Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, each Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs may decrease a Fund’s NAV.
Commodity-Linked Derivatives Risk. Investments linked to the prices of commodities may be considered speculative. Each Fund’s significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks, bonds and cash.
Commodity Pool Risk. Each Subsidiary’s investments in futures contracts have caused it and the Fund to be deemed commodity pools, thereby subjecting each of the Subsidiaries and the Funds to regulation under the Commodity Exchange Act and Commodity Futures Trading Commission ("CFTC") rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage both the Funds and the Subsidiaries in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA subjects the Adviser to additional laws, regulations and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Funds or the Subsidiaries. Registration as a commodity pool may have negative effects on the ability of the Funds or the Subsidiaries to engage in its planned investment program. Additionally, the Subsidiaries’ positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Funds from exceeding any applicable position limits established by the CFTC. Such actions may subject the Funds to substantial losses.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements; (vi) the possibility that a failure to close a position may result in the Fund receiving an illiquid commodity; and (vii) unfavorable execution prices from rapid selling.
Leverage Risk. The Subsidiaries may invest in portfolio investments that can give rise to a form of economic leverage. Leverage occurs when a Fund’s market exposure exceeds amounts invested. A Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not used leverage. A Fund may have a substantial cash position due to margin and collateral requirements related to a Fund’s use of derivatives. Such margin and collateral requirements may limit a Fund’s ability to take advantage of other investment opportunities, and a Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect a Fund’s ability to achieve its investment objective. In addition, a Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force a Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of a Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Management Risk. The Funds are subject to management risk because they are actively managed portfolios. In managing a Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the desired results.
Market Risk. Securities held by the Funds are subject to market fluctuations. You should anticipate that the value of the Shares will decline more or less, in correlation with any decline in value of the securities in a Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Pooled Investment Vehicle Risk. The Funds face the risk that a pooled investment vehicle will not achieve its investment objective. The Funds also are subject to the risks of the underlying commodities in which the pooled vehicles invest. As a shareholder in such a vehicle, the Funds will incur duplicative expenses, bearing its share of that vehicle’s expenses while also paying its own advisory and administrative fees. In addition, the Funds will incur brokerage costs when purchasing and selling shares of pooled investment vehicles.
Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of a Fund from certain commodity-linked derivatives was treated as non-qualifying income, a Fund might fail to qualify as a regulated investment company (“RIC”) and be subject to federal income tax at the Fund level. As a RIC, a Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. The IRS has issued a number of private letter rulings to other RICs (upon which only the Fund that received the private letter ruling can rely), which indicate that income from a Fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a RIC.) Accordingly, a Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of a Fund’s use of the Subsidiary (which guidance might be applied to a Fund retroactively), it could limit a Fund’s ability to pursue its investment strategy and a Fund might not qualify as a RIC for one or more years. In this event, a Fund’s Board may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, a Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. A Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Agriculture Commodity Strategy No K-1 ETF	0.59%
Electric Vehicle Metals Commodity Strategy No K-1 ETF	0.59%
Optimum Yield Diversified Commodity Strategy No K-1 ETF	0.59%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
Agriculture Commodity Strategy No K-1 ETF	$104,570
Electric Vehicle Metals Commodity Strategy No K-1 ETF	11,096
Optimum Yield Diversified Commodity Strategy No K-1 ETF	6,837,007
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$58,942,963	$-	$-	$58,942,963
Other Investments - Assets*
Futures Contracts	2,330,415	-	-	2,330,415
Other Investments - Liabilities*
Futures Contracts	(4,066,059)	-	-	(4,066,059)
Total Other Investments	(1,735,644)	-	-	(1,735,644)
Total Investments	$57,207,319	$-	$-	$57,207,319
Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$7,176,092	$-	$-	$7,176,092
Other Investments - Assets*
Futures Contracts	823,229	-	-	823,229
Other Investments - Liabilities*
Futures Contracts	(10,235)	-	-	(10,235)
Total Other Investments	812,994	-	-	812,994
Total Investments	$7,989,086	$-	$-	$7,989,086

	Level 1	Level 2	Level 3	Total
Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
Money Market Funds	$4,250,150,594	$-	$-	$4,250,150,594
Other Investments - Assets*
Futures Contracts	29,943,996	-	-	29,943,996
Swap Agreements	-	61,186,063	-	61,186,063
	29,943,996	61,186,063	-	91,130,059
Other Investments - Liabilities*
Futures Contracts	(17,385,868)	-	-	(17,385,868)
Total Other Investments	12,558,128	61,186,063	-	73,744,191
Total Investments	$4,262,708,722	$61,186,063	$-	$4,323,894,785

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an ISDA Master Agreement under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
	Value
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Derivative Assets	Commodity Risk	Commodity Risk	Commodity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$2,330,415	$823,229	$29,943,996
Unrealized appreciation on swap agreements—OTC	-	-	61,186,063
Total Derivative Assets	2,330,415	823,229	91,130,059
Derivatives not subject to master netting agreements	(2,330,415)	(823,229)	(29,943,996)
Total Derivative Assets subject to master netting agreements	$-	$-	$61,186,063
	Value
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Derivative Liabilities	Commodity Risk	Commodity Risk	Commodity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(4,066,059)	$(10,235)	$(17,385,868)
Derivatives not subject to master netting agreements	4,066,059	10,235	17,385,868
Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the
Consolidated Statement of Assets and Liabilities for non-LME  futures contracts, if any.

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2025:

Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
BNP Paribas	$6,147,179	$−	$6,147,179	$-	$-	$6,147,179
Citibank NA	8,132,694	−	8,132,694	-	-	8,132,694
Goldman Sachs International	10,247,599	−	10,247,599	-	-	10,247,599
JPMorgan	8,134,864	−	8,134,864	-	-	8,134,864
Macquarie Bank Ltd.	8,131,521	−	8,131,521	-	-	8,131,521
Merrill Lynch International	8,189,808	−	8,189,808	-	-	8,189,808
Morgan Stanley Capital Services LLC	4,067,393	−	4,067,393	-	-	4,067,393
Royal Bank of Canada	8,135,005	−	8,135,005	-	-	8,135,005
Total	$61,186,063	$−	$61,186,063	$-	$-	$61,186,063
Effect of Derivative Investments for the Fiscal Year Ended October 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
	Commodity Risk
Realized Gain (Loss):
Futures contracts	$1,399,155	$38,926	$(66,383,724)
Swap agreements	-	-	(69,527,050)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(2,515,488)	719,880	34,278,534
Swap agreements	-	-	112,286,643
Total	$(1,116,333)	$758,806	$10,654,403
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	Agriculture Commodity Strategy No K-1 ETF	Electric Vehicle Metals Commodity Strategy No K-1 ETF	Optimum Yield Diversified Commodity Strategy No K-1 ETF
Futures contracts	$62,881,066	$7,308,122	$1,502,042,958
Swap agreements	-	-	2,965,384,615
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Agriculture Commodity Strategy No K-1 ETF	$5,068,937	$1,730,713
Electric Vehicle Metals Commodity Strategy No K-1 ETF	264,280	510,439
Optimum Yield Diversified Commodity Strategy No K-1 ETF	180,691,123	196,996,445

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Shares of Beneficial Interest	Total Net Assets
Agriculture Commodity Strategy No K-1 ETF	$1,744,210	$1,735,644	$(1,735,644)	$61,417,319	$63,161,529
Electric Vehicle Metals Commodity Strategy No K-1 ETF	864,783	(417,071)	812,995	6,601,479	7,862,186
Optimum Yield Diversified Commodity Strategy No K-1 ETF	151,966,954	(59,328,191)	73,744,191	4,340,196,128	4,506,579,082
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds do not have capital loss carryforwards as of October 31, 2025.
NOTE 7—Investment Transactions
For the fiscal year ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Agriculture Commodity Strategy No K-1 ETF	$-	$-
Electric Vehicle Metals Commodity Strategy No K-1 ETF	-	-
Optimum Yield Diversified Commodity Strategy No K-1 ETF	-	-
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Agriculture Commodity Strategy No K-1 ETF	$4,066,059	$(4,066,059)	$-	$57,207,319
Electric Vehicle Metals Commodity Strategy No K-1 ETF	823,229	(427,306)	395,923	7,593,163
Optimum Yield Diversified Commodity Strategy No K-1 ETF	91,130,059	(76,714,059)	14,416,000	4,309,478,785
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of income from the Subsidiary and elimination entry, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Agriculture Commodity Strategy No K-1 ETF	$2,070,768	$(1,400,523)	$(670,245)
Electric Vehicle Metals Commodity Strategy No K-1 ETF	47,760	(47,760)	-
Optimum Yield Diversified Commodity Strategy No K-1 ETF	(135,836,872)	135,836,872	-
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Shareholders of Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF and Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Opinions on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Invesco Agriculture Commodity Strategy No K-1 ETF, Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF, Invesco Optimum Yield Diversified Strategy No K-1 ETF and each of their subsidiaries (constituting Invesco Actively Managed Exchange-Traded Commodity Fund Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related consolidated statements of operations for the year ended October 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco Agriculture Commodity Strategy No K-1 ETF	0%	0%	0%	0%	28%	28%
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	0%	0%	0%	0%	89%	89%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	0%	0%	0%	49%	97%	97%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-COM-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:January 5, 2026